LOANS TO JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2021
LOANS TO JOINT VENTURES [Abstract]
Disclosure of detailed information about loans to joint ventures
	2021	2020
	US$’000	US$’000

Current assets:
Loans to joint ventures	10	798

Disclosure Of Detailed Information About Loans Recognized Credit Impaired Lifetime [Table Text Block]
The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for loans to joint venture:

	2021	2020
	US$’000	US$’000
Balance as at 1 January	-	1,552
Loss allowance recognised in profit or loss on changes in credit risk	-	271
Amount written off	-	(1,823)
Balance as at 31 December	-	-